Events after balance sheet date	12 Months Ended
Dec. 31, 2023
Events after balance sheet date
Events after balance sheet date

36. Events after balance sheet date

On January 3, 2024, we signed a strategic collaboration and license agreement with BridGene Biosciences to further strengthen our growing early-stage oncology precision medicine pipeline. Under the terms of the agreement, BridGene will receive from us up to $27 million in upfront and preclinical research milestone payments and potentially over $700 million in clinical and commercial milestones, assuming success of the programs. In addition, BridGene will be entitled to receive single-digit tiered royalties on net sales of each product resulting from the collaboration.

On January 4, 2024, we announced that we entered into a strategic collaboration agreement with Thermo Fisher Scientific for CAR-T manufacturing and kitting services for our point-of-care CAR-T product candidate in the San Francisco area. Under the terms of the agreement, Thermo Fisher will provide GMP manufacturing as well as BioServices and Specialty Logistics for our CAR-T hemato-oncology clinical program in the San Francisco area, effective January 2024. We will initiate the technology transfer to enable Thermo Fisher’s manufacturing activities.

On January 31, 2024, we successfully completed the transaction with Alfasigma for the transfer of the Jyseleca® business after having met all closing conditions. As part of the transaction, the amended Filgotinib Agreement between us and Gilead has been assigned by us to Alfasigma. Alfasigma paid us an upfront payment of €50.0 million plus €13.2 million for cash and working capital subject to final settlement based on completion accounts. We are entitled to potential future sales-based milestone payments totaling €120 million and mid-single to mid-double-digit royalties on European sales. We will contribute up to €40 million to Alfasigma by June 2025 for Jyseleca® related development activities.

On January 31, 2024 we participated for $40.0 million in Series C financing round of Frontier Medicines, a pioneer in precision oncology with a unique technology platform and a pipeline of potential best-in-class assets that fit with our precision oncology R&D approach. The investment aligns with our innovation acceleration strategy to bring transformational medicines to patients around the world.